Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statutory tax rate	27.16%	26.54%	26.74%
Income taxes/(recovery) computed at statutory rates	$ (3,010)	$ (1,347)	$ (2,209)
Expired losses	0	239	0
Flow-through share premium recovery	0	0	(126)
Income tax rate changes	(400)	126	(112)
Loss on marketable securities subject to capital gains tax rate	0	0	(66)
Non-refundable investment tax credits	0	0	(1,651)
Other	670	9	(95)
Permanent differences	240	299	40
Renunciation of resource expenditures	830	104	779
Tax benefits not yet recognized	1,670	570	3,440
Tax expense (income), continuing operations	$ 0	$ 0	$ 0